Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Document Creation Date	dei_DocumentCreationDate	Oct. 09, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 09, 2018
Prospectus Date	rr_ProspectusDate	Oct. 09, 2018